UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number    811-08631
                                                    ----------------------

                               Phoenix Portfolios
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                    Date of fiscal year end: October 31, 2004
                                            -----------------

                     Date of reporting period: July 31, 2004
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX MARKET NEUTRAL FUND



       SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT AT JULY 31, 2004
                                   (UNAUDITED)


                                               SHARES             VALUE($)
                                             ----------        -------------

DOMESTIC COMMON STOCKS--75.7%

AEROSPACE & DEFENSE--1.6%
Alliant Techsystems, Inc.(b)                    8,700              547,752
Esterline Technologies Corp.(b)                17,000              533,630
United Industrial Corp.                        23,500              575,985
                                                               -------------
                                                                 1,657,367
                                                               -------------

AIRLINES--0.3%
Northwest Airlines Corp.(b)                    31,000              267,530

APPAREL RETAIL--1.9%
American Eagle Outfitters, Inc.(b)             14,900              488,273
Charming Shoppes, Inc.(b)                      37,000              271,580
Men's Wearhouse, Inc. (The)(b)                 20,600              545,694
Pacific Sunwear of California,
  Inc.(b)                                      23,500              479,400
Stage Stores, Inc.(b)                           3,400              120,564
                                                               -------------
                                                                 1,905,511
                                                               -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Liz Claiborne, Inc.                            15,100              546,469

APPLICATION SOFTWARE--3.3%
Amdocs Ltd.(b)                                 29,600              642,320
Citrix Systems, Inc.(b)                        35,400              623,748
Compuware Corp.(b)                             94,900              468,806
MICROS Systems, Inc.(b)                         4,800              233,376
MRO Software, Inc.(b)                          48,900              518,829
QAD, Inc.                                      23,700              241,266
Synopsys, Inc.(b)                              25,100              634,779
                                                               -------------
                                                                 3,363,124
                                                               -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Affiliated Managers Group, Inc.(b)              7,350              337,438

BIOTECHNOLOGY--1.9%
Celgene Corp.(b)                                9,000              479,970
Exelixis, Inc.(b)                               6,600               52,272
Gen-Probe, Inc.(b)                              7,800              291,876
Lexicon Genetics, Inc.(b)                      46,300              280,578
Regeneron Pharmaceuticals, Inc.(b)             55,100              471,656
Tanox, Inc.(b)                                 21,200              332,204
                                                               -------------
                                                                 1,908,556
                                                               -------------

BREWERS--0.6%
Coors (Adolph) Co. Class B                      8,100              556,956

BROADCASTING & CABLE TV--1.2%
Cox Communications, Inc. Class A(b)            15,700              433,006
EchoStar Communications Corp. Class A(b)       12,000              332,640
Mediacom Communications Corp. Class A(b)       58,800              386,316
TiVo, Inc.(b)                                  12,800               72,320
                                                               -------------
                                                                 1,224,282
                                                               -------------

BUILDING PRODUCTS--1.1%
ElkCorp                                        24,500              534,835
USG Corp.(b)                                   32,300              556,852
                                                               -------------
                                                                 1,091,687
                                                               -------------

CASINOS & GAMING--1.3%
Harrah's Entertainment, Inc.                    7,200              334,728
MGM Mirage(b)                                  13,600              600,440
MTR Gaming Group, Inc.(b)                      18,500              179,635
Multimedia Games, Inc.(b)                       8,700              164,691
                                                               -------------
                                                                 1,279,494
                                                               -------------

COMMERCIAL PRINTING--0.2%
Consolidated Graphics, Inc.(b)                  5,700              248,007

COMMUNICATIONS EQUIPMENT--0.3%
Emulex Corp.(b)                                24,200              261,118

COMPUTER & ELECTRONICS RETAIL--0.9%
Electronics Boutique Holdings Corp.(b)         18,100              454,491
RadioShack Corp.                               17,300              483,535
                                                               -------------
                                                                   938,026
                                                               -------------

COMPUTER HARDWARE--0.5%
Hewlett-Packard Co.                            22,700              457,405

CONSTRUCTION & ENGINEERING--1.2%
Granite Construction, Inc.                     31,500              560,385
Perini Corp.(b)                                56,300              615,922
                                                               -------------
                                                                 1,176,307
                                                               -------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
Cummins, Inc.                                   8,700              604,041

CONSUMER FINANCE--1.0%
WFS Financial, Inc.(b)                         13,000              594,750
World Acceptance Corp.(b)                      18,400              393,576
                                                               -------------
                                                                   988,326
                                                               -------------

PHOENIX MARKET NEUTRAL FUND



DATA PROCESSING & OUTSOURCED SERVICES--1.9%
BISYS Group, Inc. (The)(b)                     25,800              352,170
Computer Sciences Corp.(b)                     11,900              562,275
Convergys Corp.(b)                             28,100              372,044
First Data Corp.                               13,000              579,930
                                                               -------------
                                                                 1,866,419
                                                               -------------

DISTILLERS & VINTNERS--0.6%
Constellation Brands, Inc. Class A(b)          16,400              621,232

DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The)                         13,400              534,526

DIVERSIFIED COMMERCIAL SERVICES--1.6%
Angelica Corp.                                  1,100               26,477
Century Business Services, Inc.(b)             39,699              167,530
FTI Consulting, Inc.(b)                        24,400              421,144
ITT Educational Services, Inc.(b)              18,800              598,780
Pre-Paid Legal Services, Inc.(b)               15,500              358,825
                                                               -------------
                                                                 1,572,756
                                                               -------------

ELECTRIC UTILITIES--2.3%
Entergy Corp.                                   9,800              563,500
Exelon Corp.                                   16,200              565,380
Northeast Utilities                            29,100              544,170
NSTAR                                          13,000              608,400
                                                               -------------
                                                                 2,281,450
                                                               -------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
Hubbell, Inc. Class B                          13,700              619,240
Thomas & Betts Corp.(b)                        20,900              549,670
                                                               -------------
                                                                 1,168,910
                                                               -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Amphenol Corp. Class A(b)                      20,700              650,601
Technitrol, Inc.(b)                            33,500              619,750
                                                               -------------
                                                                 1,270,351
                                                               -------------

ELECTRONIC MANUFACTURING SERVICES--0.9%
Methode Electronics, Inc.                      38,767              505,134
TTM Technologies, Inc.(b)                      38,300              439,684
                                                               -------------
                                                                   944,818
                                                               -------------

EMPLOYMENT SERVICES--1.0%
Gevity HR, Inc.                                19,300              401,054
Labor Ready, Inc.(b)                           25,700              360,314
Volt Information Sciences, Inc.(b)              8,300              248,585
                                                               -------------
                                                                 1,009,953
                                                               -------------

ENVIRONMENTAL SERVICES--0.5%
Waste Connections, Inc.(b)                     17,850              515,151

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co.                                   15,200              551,152

FOOD RETAIL--0.6%
Pathmark Stores, Inc.(b)                       74,200              529,788
Ruddick Corp.                                   3,600               70,416
                                                               -------------
                                                                   600,204
                                                               -------------

FOOTWEAR--0.6%
Reebok International Ltd.                      18,200              619,892

FOREST PRODUCTS--0.4%
Louisiana-Pacific Corp.                        17,300              409,664

GAS UTILITIES--0.8%
AGL Resources, Inc.                            18,500              546,675
South Jersey Industries, Inc.                   5,400              245,214
                                                               -------------
                                                                   791,889
                                                               -------------

GENERAL MERCHANDISE STORES--0.1%
Big Lots, Inc.(b)                               5,200               63,648

HEALTH CARE EQUIPMENT--1.5%
Bio-Rad Laboratories, Inc. Class A(b)           9,400              492,560
Respironics, Inc.(b)                            9,600              534,912
STERIS Corp.(b)                                23,100              474,936
                                                               -------------
                                                                 1,502,408
                                                               -------------

HEALTH CARE SERVICES--0.8%
Orthodontic Centers of America, Inc.(b)        54,700              369,772
RehabCare Group, Inc.(b)                       17,200              411,940
                                                               -------------
                                                                   781,712
                                                               -------------

HEALTH CARE SUPPLIES--0.4%
DJ Orthopedics, Inc.(b)                        24,100              428,980

HOMEBUILDING--1.1%
KB Home                                         6,100              390,705
M/I  Homes, Inc.                               10,300              391,297
Standard-Pacific Corp.                          7,200              334,152
                                                               -------------
                                                                 1,116,154
                                                               -------------

HOUSEHOLD APPLIANCES--0.6%
Whirlpool Corp.                                 9,700              605,668

HOUSEHOLD PRODUCTS--0.5%
Procter & Gamble Co. (The)                      9,600              500,640

INDUSTRIAL MACHINERY--0.8%
CIRCOR International, Inc.                     11,700              207,324
Reliance Steel & Aluminum Co.                  14,800              589,336
                                                               -------------
                                                                   796,660
                                                               -------------

PHOENIX MARKET NEUTRAL FUND



INSURANCE BROKERS--0.8%
Aon Corp.                                      19,300              510,292
Gallagher (Arthur J.) & Co.                     7,900              244,663
                                                               -------------
                                                                   754,955
                                                               -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
CT Communications, Inc.                         3,800               54,378
General Communication, Inc. Class A(b)         57,914              463,891
TALK America Holdings, Inc.(b)                 49,700              322,056
                                                               -------------
                                                                   840,325
                                                               -------------

INTERNET SOFTWARE & SERVICES--0.1%
Retek, Inc.(b)                                 24,100               97,846

INVESTMENT BANKING & BROKERAGE--0.4%
E*TRADE Financial Corp.(b)                     34,300              379,701

MOVIES & ENTERTAINMENT--0.6%
Walt Disney Co. (The)                          26,300              607,267

MULTI-UTILITIES & UNREGULATED POWER--1.6%
ONEOK, Inc.                                    24,700              518,700
Public Service Enterprise Group, Inc.          13,600              530,400
Questar Corp.                                  14,500              594,210
                                                               -------------
                                                                 1,643,310
                                                               -------------

OFFICE ELECTRONICS--0.3%
Xerox Corp.(b)                                 19,700              273,042

OIL & GAS EQUIPMENT & SERVICES--0.5%
Oceaneering International, Inc.(b)             16,600              548,962

OIL & GAS EXPLORATION & PRODUCTION--2.4%
Chesapeake Energy Corp.                        30,700              471,245
Newfield Exploration Co.(b)                    10,300              608,421
Pogo Producing Co.                             13,900              616,882
Southwestern Energy Co.(b)                      9,800              315,462
St. Mary Land & Exploration Co.                12,300              422,013
                                                               -------------
                                                                 2,434,023
                                                               -------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
Williams Cos., Inc. (The)                      51,500              625,725

PACKAGED FOODS & MEATS--1.8%
Flowers Foods, Inc.                            21,600              563,760
J & J Snack Foods Corp.(b)                      4,000              146,920
Sanderson Farms, Inc.                          11,200              540,176
Sara Lee Corp.                                 27,000              592,920
                                                               -------------
                                                                 1,843,776
                                                               -------------

PAPER PRODUCTS--0.6%
Wausau-Mosinee Paper Corp.                     38,100              592,074

PROPERTY & CASUALTY INSURANCE--1.9%
Berkley (W.R.) Corp.                           15,000              614,100
LandAmerica Financial Group, Inc.              14,000              553,000
Navigators Group, Inc. (The)(b)                 8,220              246,600
United Fire & Casualty Co.                      6,000              369,300
Zenith National Insurance Corp.                 2,300               98,601
                                                               -------------
                                                                 1,881,601
                                                               -------------

PUBLISHING & PRINTING--0.5%
Belo Corp. Class A                             19,400              453,572

RAILROADS--1.1%
Burlington Northern Santa Fe Corp.             15,300              542,844
Norfolk Southern Corp.                         19,900              531,131
                                                               -------------
                                                                 1,073,975
                                                               -------------

REGIONAL BANKS--6.4%
1st Source Corp.                               11,100              267,288
Alabama National Bancorp                        8,200              469,286
AmSouth Bancorp                                20,100              493,053
Chittenden Corp.                                9,700              329,509
Columbia Banking System, Inc.                   7,210              156,962
Commerce Bancorp, Inc.                         10,500              528,570
First Republic Bank                             1,500               64,950
Glacier Bancorp, Inc.                          20,225              535,558
Hudson United Bancorp.                         17,900              613,075
Independent Bank Corp.                         14,920              381,653
National Commerce Financial Corp.              17,200              559,000
Oriental Financial Group, Inc.                 14,600              371,570
Republic Bancorp, Inc. Class A                  3,700               74,481
South Financial Group, Inc. (The)              18,866              511,080
Trustmark Corp.                                 6,300              181,125
U.S.B. Holding Co., Inc.                        4,688               97,042
Umpqua Holdings Corp.                          14,045              317,557
United Bankshares, Inc.                        11,500              362,480
Wilshire State Bank(b)                          4,700              128,827
                                                               -------------
                                                                 6,443,066
                                                               -------------

REINSURANCE--1.1%
Arch Capital Group Ltd.(b)                     12,897              496,535
Odyssey Re Holdings Corp.                      26,200              611,770
                                                               -------------
                                                                 1,108,305
                                                               -------------

REITS--5.9%
Boston Properties, Inc.                        10,600              560,740
CBL & Associates Properties, Inc.               9,900              545,490
Developers Diversified Realty Corp.            15,600              559,728
Friedman, Billings, Ramsey Group,
  Inc. Class A                                 36,400              598,780

PHOENIX MARKET NEUTRAL FUND



Kilroy Realty Corp.                            15,500              548,700
LTC Properties, Inc.                           33,700              577,618
Manufactured Home Communities, Inc.            17,200              545,068
Newcastle Investment Corp.                     21,300              602,577
Parkway Properties, Inc.                        9,700              425,830
Pennsylvania Real Estate Investment Trust      15,500              540,485
Saul Centers, Inc.                             15,800              474,000
                                                               -------------
                                                                 5,979,016
                                                               -------------

RESTAURANTS--0.5%
Lone Star Steakhouse & Saloon, Inc.            21,700              526,008

SEMICONDUCTOR EQUIPMENT--1.2%
Photronics, Inc.(b)                            42,700              617,869
Varian Semiconductor Equipment
  Associates, Inc.(b)                          20,700              618,309
                                                               -------------
                                                                 1,236,178
                                                               -------------

SEMICONDUCTORS--0.4%
National Semiconductor Corp.(b)                24,000              411,600

SPECIALTY STORES--1.9%
AutoNation, Inc.(b)                            23,500              378,820
Barnes & Noble, Inc.(b)                        10,500              360,990
Brookstone, Inc.(b)                             7,400              129,722
Claire's Stores, Inc.                          26,000              599,300
Office Depot, Inc.(b)                          26,300              431,320
                                                               -------------
                                                                 1,900,152
                                                               -------------

SYSTEMS SOFTWARE--1.1%
Progress Software Corp.(b)                     32,700              674,601
Quality Systems, Inc.(b)                        8,200              391,550
                                                               -------------
                                                                 1,066,151
                                                               -------------

THRIFTS & MORTGAGE FINANCE--2.9%
Anchor BanCorp Wisconsin, Inc.                 20,000              508,800
Countrywide Financial Corp.                     7,650              551,565
Flushing Financial Corp.                       11,349              196,111
Harbor Florida Bancshares, Inc.                18,000              518,220
IndyMac Bancorp, Inc.                          16,000              531,520
New York Community Bancorp, Inc.               31,533              606,695
                                                               -------------
                                                                 2,912,911
                                                               -------------

TRUCKING--0.5%
Swift Transportation Co., Inc.(b)              27,200              543,320

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Western Wireless Corp. Class A(b)              23,400              617,526
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $74,430,647)                                   76,160,268
----------------------------------------------------------------------------


FOREIGN COMMON STOCKS(d)--0.5%

AUTO PARTS & EQUIPMENT--0.5%
Autoliv, Inc. (Sweden)                         12,500              526,125

FOOD DISTRIBUTORS--0.0%
Telefonica Moviles S.A
  (Argentina)(b)(c)                             1,400                    0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A.
(Argentina)(b)(c)                               1,400                    0
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $366,368)                                         526,125
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--76.2%
(IDENTIFIED COST $74,797,015)                                   76,686,393
----------------------------------------------------------------------------


                                     STANDARD         PAR
                                      POOR'S         VALUE
                                     & RATING        (000)        VALUE($)
                                    ----------     --------    -------------

SHORT-TERM OBLIGATIONS--23.9%

FEDERAL AGENCY SECURITIES--10.7%
FHLB 1.30%, 8/2/04                     AAA           2,685       2,685,000
FHLB 1.235%, 8/13/04                   AAA           3,670       3,668,615
Freddie Mac 1.25%, 8/18/04             AAA           4,420       4,417,544
                                                               -------------
                                                                10,771,159
                                                               -------------

COMMERCIAL PAPER--13.2%
Du Pont (E.I.) de Nemours &
  Co. 1.25%, 8/3/04                    A-1+          1,985       1,984,931
Alpine Securitization Corp.
  1.30%, 8/4/04                        A-1           3,500       3,499,747
International Lease Finance
  Corp. 1.25%, 8/5/04                  A-1+          1,360       1,359,859
Koch Industries LLC 1.25%,
  8/5/04                               A-1+            475         474,951
Wal-Mart Stores, Inc. 1.27%,
  8/9/04                               A-1+          2,400       2,399,407
Pitney Bowes, Inc. 1.30%,
  8/11/04                              A-1           1,630       1,629,470
Preferred Receivables Funding
  Corp. 1.43%, 8/30/04                 A-1           1,905       1,902,881
                                                               -------------
                                                                13,251,246
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $24,021,551)                                   24,022,405
----------------------------------------------------------------------------

PHOENIX MARKET NEUTRAL FUND



TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $98,818,566)                                  100,708,798(a)

SECURITIES SOLD SHORT--(75.6)%
(PROCEEDS $77,400,062)                                         (76,055,896)

Other assets and liabilities, net--75.5%                        75,906,199
                                                               -------------
NET ASSETS--100.0%                                         $   100,559,101
                                                               =============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,466,415 and gross depreciation of $4,324,154 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $99,566,250.
(b)  Non-income producing.
(c) Illiquid. Securities valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2004, these securities amounted to a value of $0 or 0% of net assets.
(d) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX MARKET NEUTRAL FUND


                                               SHARES             VALUE($)
                                             ----------        -------------

SECURITIES SOLD SHORT--75.6%

COMMON STOCKS--75.6%

AEROSPACE & DEFENSE--1.1%
EDO Corp.                                      23,000              544,640
Rockwell Collins, Inc.                         17,400              595,428
                                                               -------------
                                                                 1,140,068
                                                               -------------

AIR FREIGHT & COURIERS--0.6%
Robinson (C.H.) Worldwide, Inc.                12,800              559,744

AIRLINES--0.3%
Continental Airlines, Inc. Class B             28,600              257,114

APPAREL RETAIL--2.1%
Burlington Coat Factory Warehouse
  Corp.                                        27,900              506,106
Children's Place Retail Stores,
  Inc. (The)                                   13,200              270,600
Deb Shops, Inc.                                 5,078              116,388
Payless ShoeSource, Inc.                       28,700              371,378
Talbots, Inc.                                  13,000              400,400
Too, Inc.                                      29,200              437,416
                                                               -------------
                                                                 2,102,288
                                                               -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Polo Ralph Lauren Corp.                        15,600              514,176

APPLICATION SOFTWARE--2.8%
Cadence Design Systems, Inc.                   45,600              614,232
Manhattan Associates, Inc.                     24,900              646,404
Manugistics Group, Inc.                        99,400              273,350
Mercury Interactive Corp.                      17,100              625,176
Siebel Systems, Inc.                           77,800              627,068
                                                               -------------
                                                                 2,786,230
                                                               -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Gabelli Asset Management, Inc.
  Class A                                       9,600              371,712
Waddell & Reed Financial, Inc.
  Class A                                      30,500              592,310
                                                               -------------
                                                                   964,022
                                                               -------------

BIOTECHNOLOGY--1.8%
Cell Genesys, Inc.                             35,400              255,234
CuraGen Corp.                                   9,400               50,008
Enzo Biochem, Inc.                             23,600              321,904
ICOS Corp.                                     17,300              416,238
Immunomedics, Inc.                            118,900              475,600
Telik, Inc.                                    15,800              312,208
                                                               -------------
                                                                 1,831,192
                                                               -------------

BREWERS--0.5%
Anheuser-Busch Cos., Inc.                      10,000              519,000

BROADCASTING & CABLE TV--1.3%
Cablevision Systems New York Group
  Class A                                      24,600              429,762
Comcast Corp. Class A                          16,900              463,060
Crown Media Holdings, Inc. Class A              9,218               64,249
Liberty Media Corp. Class A                    41,100              348,528
                                                               -------------
                                                                 1,305,599
                                                               -------------

BUILDING PRODUCTS--1.2%
Apogee Enterprises, Inc.                       56,100              590,172
Simpson Manufacturing Co., Inc.                10,300              576,903
                                                               -------------
                                                                 1,167,075
                                                               -------------

CASINOS & GAMING--1.3%
Churchill Downs, Inc.                           5,320              204,980
Dover Downs Gaming & Entertainment,
  Inc.                                         17,000              166,430
International Game Technology                  19,000              614,460
Wynn Resorts Ltd.                              10,100              361,378
                                                               -------------
                                                                 1,347,248
                                                               -------------

COMMERCIAL PRINTING--0.2%
Bowne & Co., Inc.                              15,900              236,751

COMMUNICATIONS EQUIPMENT--0.4%
PC-Tel, Inc.                                   35,900              362,231

COMPUTER HARDWARE--0.7%
Pinnacle Systems, Inc.                         53,400              210,930
Sun Microsystems, Inc.                        117,400              463,730
                                                               -------------
                                                                   674,660
                                                               -------------

COMPUTER STORAGE & PERIPHERALS--0.2%
Iomega Corp.                                   47,600              208,964

CONSTRUCTION & ENGINEERING--1.2%
EMCOR Group, Inc.                              13,300              575,491
Washington Group International, Inc.           18,600              621,612
                                                               -------------
                                                                 1,197,103
                                                               -------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
Navistar International Corp.                   14,300              514,085

CONSUMER FINANCE--1.0%
Credit Acceptance Corp.                        27,700              371,180

PHOENIX MARKET NEUTRAL FUND



Providian Financial Corp.                      43,300              599,272
                                                               -------------
                                                                   970,452
                                                               -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.8%
Ceridian Corp.                                 19,600              352,800
Electronic Data Systems Corp.                  31,300              578,424
Paychex, Inc.                                  17,100              525,141
Total System Services, Inc.                    16,400              372,936
                                                               -------------
                                                                 1,829,301
                                                               -------------

DISTILLERS & VINTNERS--0.6%
Brown-Forman Corp. Class B                     13,000              604,630

DISTRIBUTORS--0.5%
Genuine Parts Co.                              13,200              498,036

DIVERSIFIED BANKS--0.5%
Comerica, Inc.                                  8,300              485,301

DIVERSIFIED CHEMICALS--0.5%
Du Pont (E.I.) de Nemours & Co.                11,900              510,153

DIVERSIFIED COMMERCIAL SERVICES--1.8%
Corporate Executive Board Co. (The)             8,300              470,610
DeVry, Inc.                                    25,000              581,250
G & K Services, Inc. Class A                      700               26,964
Learning Tree International, Inc.              28,800              363,168
PRG-Schultz International, Inc.                71,600              364,444
                                                               -------------
                                                                 1,806,436
                                                               -------------

ELECTRIC UTILITIES--2.2%
Ameren Co.                                     11,900              531,811
Cinergy Corp.                                  14,300              546,975
Pinnacle West Capital Corp.                    13,500              546,750
TECO Energy, Inc.                              42,300              545,670
                                                               -------------
                                                                 2,171,206
                                                               -------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
Baldor Electric Co.                            24,100              551,408
Smith (A.O.) Corp.                             20,800              597,376
Vicor Corp.                                    13,800              184,920
Woodward Governor Co.                           9,100              558,467
                                                               -------------
                                                                 1,892,171
                                                               -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
AVX Corp.                                      47,800              596,066
National Instruments Corp.                      9,550              277,427
Photon Dynamics, Inc.                          20,000              549,800
                                                               -------------
                                                                 1,423,293
                                                               -------------

ELECTRONIC MANUFACTURING SERVICES--1.0%
KEMET Corp.                                    59,500              600,355
Park Electrochemical Corp.                     17,900              411,342
                                                               -------------
                                                                 1,011,697
                                                               -------------

EMPLOYMENT SERVICES--0.7%
Korn Ferry International                       20,590              367,120
Resources Connection, Inc.                      5,439              210,924
Spherion Corp.                                 20,800              179,920
                                                               -------------
                                                                   757,964
                                                               -------------

ENVIRONMENTAL SERVICES--0.6%
Stericycle, Inc.                               11,400              558,600

FOOD RETAIL--0.6%
Great Atlantic & Pacific Tea Co.,
  Inc. (The)                                   75,200              518,880
Weis Markets, Inc.                              2,200               70,158
                                                               -------------
                                                                   589,038
                                                               -------------

FOOTWEAR--0.5%
NIKE, Inc. Class B                              7,400              538,054

GAS UTILITIES--1.1%
Cascade Natural Gas Corp.                      15,100              303,359
Nicor, Inc.                                    15,700              519,827
NUI Corp.                                      18,000              238,860
                                                               -------------
                                                                 1,062,046
                                                               -------------

GENERAL MERCHANDISE STORES--0.1%
Fred's, Inc.                                    3,700               66,785

HEALTH CARE EQUIPMENT--0.9%
CTI Molecular Imaging, Inc.                    39,200              410,424
INAMED Corp.                                    8,650              468,657
                                                               -------------
                                                                   879,081
                                                               -------------

HEALTH CARE SERVICES--0.8%
LabOne, Inc.                                   14,800              436,748
Specialty Laboratories, Inc.                   39,800              401,184
                                                               -------------
                                                                   837,932
                                                               -------------

HEALTH CARE SUPPLIES--1.2%
Edwards Lifesciences Corp.                     16,600              583,822
Regeneration Technologies, Inc.                60,700              590,004
                                                               -------------
                                                                 1,173,826
                                                               -------------

HOMEBUILDING--1.0%
Lennar Corp. Class A                            8,600              367,048
Toll Brothers, Inc.                             8,300              329,842
William Lyon Homes, Inc.                        4,600              351,762
                                                               -------------
                                                                 1,048,652
                                                               -------------

HOTELS, RESORTS & CRUISE LINES--0.6%
Carnival Corp.                                 12,000              559,320

PHOENIX MARKET NEUTRAL FUND



HOUSEHOLD APPLIANCES--0.6%
Maytag Corp.                                   31,000              635,500

HOUSEHOLD PRODUCTS--0.5%
Colgate-Palmolive Co.                           8,700              462,840

INDUSTRIAL MACHINERY--0.7%
Stewart & Stevenson Services, Inc.             13,300              209,475
Watts Water Technologies, Inc.
  Class A                                      21,300              538,890
                                                               -------------
                                                                   748,365
                                                               -------------

INSURANCE BROKERS--0.5%
Marsh & McLennan Cos., Inc.                    12,500              554,750

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
North Pittsburgh Systems, Inc.                  3,600               68,940
Primus Telecommunications Group,
  Inc.                                         90,000              145,800
SureWest Communications                        15,221              408,227
                                                               -------------
                                                                   622,967
                                                               -------------

INTERNET SOFTWARE & SERVICES--0.7%
Interwoven, Inc.                               13,000               97,760
Openwave Systems, Inc.                         49,400              561,678
                                                               -------------
                                                                   659,438
                                                               -------------

INVESTMENT BANKING & BROKERAGE--0.4%
Jefferies Group, Inc.                          12,600              394,884

MULTI-LINE INSURANCE--0.4%
Horace Mann Educators Corp.                    21,500              360,340

MULTI-UTILITIES & UNREGULATED POWER--1.6%
Dominion Resources, Inc.                        8,400              533,064
Equitable Resources, Inc.                      10,000              512,800
Vectren Corp.                                  21,900              542,025
                                                               -------------
                                                                 1,587,889
                                                               -------------

OIL & GAS EQUIPMENT & SERVICES--0.5%
SEACOR Holdings, Inc.                          13,200              558,360

OIL & GAS EXPLORATION & PRODUCTION--2.1%
Forest Oil Corp.                               20,900              591,261
Noble Energy, Inc.                              8,700              481,197
Spinnaker Exploration Co.                      13,300              475,741
XTO Energy, Inc.                               20,400              609,960
                                                               -------------
                                                                 2,158,159
                                                               -------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
El Paso Corp.                                  77,700              613,053

PACKAGED FOODS & MEATS--1.7%
ConAgra Foods, Inc.                            20,100              522,600
Del Monte Foods Co.                            51,200              539,648
Riviana Foods, Inc.                             6,300              161,847
Tootsie Roll Industries, Inc.                  17,600              515,680
                                                               -------------
                                                                 1,739,775
                                                               -------------

PAPER PRODUCTS--0.6%
Glatfelter, (P.H.) Co.                         42,300              563,859

PROPERTY & CASUALTY INSURANCE--2.3%
Baldwin & Lyons, Inc. Class B                   3,000               76,710
Erie Indemnity Co. Class A                      6,800              308,176
Harleysville Group, Inc.                       26,239              495,917
Markel Corp.                                    2,200              621,500
Midland Co. (The)                               8,090              230,970
Old Republic International Corp.               23,400              544,986
                                                               -------------
                                                                 2,278,259
                                                               -------------

PUBLISHING & PRINTING--0.5%
Lee Enterprises, Inc.                          10,500              488,775

RAILROADS--1.1%
CSX Corp.                                      16,800              525,840
Union Pacific Corp.                            10,800              608,472
                                                               -------------
                                                                 1,134,312
                                                               -------------

REGIONAL BANKS--5.2%
Cullen/Frost Bankers, Inc.                      4,200              180,684
Financial Institutions, Inc.                    5,200              120,900
First Commonwealth Financial Corp.             28,300              361,957
First Financial Corp.                           3,200              102,016
Fulton Financial Corp.                         24,920              511,109
Mercantile Bankshares Corp.                    12,100              549,461
Midwest Banc Holdings, Inc.                     7,900              150,100
National Penn Bancshares, Inc.                 10,175              296,398
Park National Corp.                             5,200              612,144
Peoples Bancorp, Inc.                          14,700              374,850
Riggs National Corp.                           12,500              278,625
Sterling Bancshares, Inc.                      25,800              336,432
Trustco Bank Corp. NY                          32,400              409,536
Whitney Holding Corp.                           8,400              343,224
Wilmington Trust Corp.                         17,100              596,790
                                                               -------------
                                                                 5,224,226
                                                               -------------

REITS--5.2%
BRE Properties, Inc. Class A                   15,700              544,005
EastGroup Properties, Inc.                     17,200              557,796
Health Care REIT, Inc.                         16,600              535,682
iStar Financial, Inc.                          16,000              608,000
Liberty Property Trust                         13,600              522,240
RAIT Investment Trust                          22,300              540,552
Ramco-Gershenson Properties Trust              20,600              529,626

PHOENIX MARKET NEUTRAL FUND



Shurgard Storage Centers, Inc. Class A         14,200              525,400
Summit Properties, Inc.                        18,200              469,560
Town & Country Trust (The)                     18,100              442,183
                                                               -------------
                                                                 5,275,044
                                                               -------------

RESTAURANTS--0.6%
Red Robin Gourmet Burgers, Inc.                18,300              624,030

SEMICONDUCTOR EQUIPMENT--1.3%
DuPont Photomasks, Inc.                        38,000              620,920
FEI Co.                                        32,000              643,520
                                                               -------------
                                                                 1,264,440
                                                               -------------

SEMICONDUCTORS--0.5%
Micron Technology, Inc.                        36,000              487,080

SPECIALTY CHEMICALS--0.4%
Great Lakes Chemical Corp.                     18,800              450,824

SPECIALTY STORES--2.3%
Boise Cascade Corp.                            10,400              335,400
CarMax, Inc.                                   22,200              461,760
Cost Plus, Inc.                                 3,900              130,494
Hancock Fabrics, Inc.                          41,500              478,910
O'Reilly Automotive, Inc.                      11,000              445,390
PETsMART, Inc.                                 16,300              505,463
                                                               -------------
                                                                 2,357,417
                                                               -------------

SYSTEMS SOFTWARE--0.5%
Novell, Inc.                                   77,300              528,732

TECHNOLOGY DISTRIBUTORS--0.5%
CDW Corp.                                       7,900              507,970

THRIFTS & MORTGAGE FINANCE--4.1%
Astoria Financial Corp.                        15,600              532,896
City Bank                                       4,000              130,400
Fremont General Corp.                          31,000              582,180
Hudson City Bancorp, Inc.                      17,500              606,550
KNBT Bancorp, Inc.                             30,000              487,500
Partners Trust Financial Group, Inc.           10,000               99,400
PMI Group, Inc. (The)                          14,400              593,712
Washington Federal, Inc.                       23,700              593,685
Waypoint Financial Corp.                       19,400              532,530
                                                               -------------
                                                                 4,158,853
                                                               -------------


WIRELESS TELECOMMUNICATION SERVICES--0.6%
NII Holdings, Inc.                             17,200              653,944
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $77,400,062)                                          76,055,609
----------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund
  Rights(b) (c)                                   700                  287
----------------------------------------------------------------------------
TOTAL RIGHTS
(PROCEEDS $0)                                                          287
----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $77,400,062)                                          76,055,896(a)
                                                                ============


(a) Federal Tax Information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $5,317,869, and gross depreciation of $4,490,445 for federal income tax purposes. At July 31, 2004, the aggregate proceeds of securities sold short for federal income tax purposes was ($76,883,033).
(b) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2004, this security amounted to a value of $(287) or 0% of net assets.
(c) Restricted security. The acquisition date was 11/22/00. The acquisition cost was $0. At the end of the period, the value of this security amounted to $0 or 0.0% of net assets. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Portfolios
            --------------------------------------------------------------

By (Signature and Title)*    /s/ Philip R. McLoughlin
                         -------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date           September 28, 2004
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Philip R. McLoughlin
                         -------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date           September 28, 2004
    ----------------------------------------------------------------------


By (Signature and Title)*    /s/ Nancy G. Curtiss
                         -------------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date           September 28, 2004
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.